Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Equipment	$ 32	$ 35
Exploration and evaluation assets	64,994	64,479
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	11	11
Exploration and evaluation assets	2,343	2,214
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	21	24
Exploration and evaluation assets	62,639	62,257
United States [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation assets	$ 12	$ 8